Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Current Assets [Abstract]
Other Current Assets
	December 31,	December 31,
	2013	2012
	U.S. Dollars
Due from Government institutions	424	501
Prepaid expenses	454	427
Advances to suppliers	290	340
Deposits for operating leases	69	151
Other	676	791

	1,913	2,210